Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Cash equivalents -Fixed rate time deposit	700,000,000			700,000,000	112,357,747
Short term investment -Fixed rate time deposit	139,314,900			139,314,900	22,361,583
Held-to-maturity -Fixed rate time deposit	100,000,000			100,000,000	16,051,107
Available-for-sale securities	—	—	78,740,916	78,740,916	12,638,788

Total	939,314,900	—	78,740,916	1,018,055,816	163,409,225

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Cash equivalents -Fixed rate time deposit	50,000,000			50,000,000
Short term investment -Fixed rate time deposit	319,774,660			319,774,660
Held-to-maturity -Fixed rate time deposit	—		—	—
Available-for-sale securities	—	—	386,851,118	386,851,118

Total	369,774,660	—	386,851,118	756,625,778

Assets Not Measured at Fair Value In Statement Of Financial Position But for which Fair Value Is Disclosed

Assets not measured at fair value in the statement of financial position but for which the fair value is disclosed are summarized below:

Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)		Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)		(RMB)		(US$)
Held-to-maturity -CR Trust			118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

Total	—	—	118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Held-to-maturity -CR Trust			100,000,000	100,000,000

Total	—	—	100,000,000	100,000,000

Valuation of Available-for-Sale Investments

The following table summarizes the valuation of the available-for-sale securities:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2011	423,302,661
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	(2,637,805)
Reverse unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(18,054,900)
Transfer out of Level 3-Series A Preferred Shares in MET	(34,149,500)
Reverse unrealized gain in fair value of Series C Preferred Shares in 51.com (see Note 12)	(18,672,228)
Impairment in fair value of Series C Preferred Shares in 51.com (see Note 12)	(240,725,709)
Effect of exchange rate change	6,129,940

Fair value of available-for-sale investment as at December 31, 2012	78,740,916

Fair value of available-for-sale investment as at December 31, 2012 (US$)	12,638,788

Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2012	Total impairment loss recognized for the year ended December 31, 2012
	(RMB)	(RMB)

Goodwill	77,114,041	—
Acquired intangible assets-software - KOK 3 game software	15,833,333	—
Impairment loss of Available-for-sale investment 51.com	—	240,725,709

Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31, 2011	May 31, 2012

Risk-free interest rates	0.35%	0.32%
Expected volatility	52.36%	48.90%
Probabilities of different scenarios:
- IPO	—	—
- Liquidation	25%	25%
- Redemption	75%	75%

Five One Network Development Co. Ltd
Fair Value of Preferred Shares Estimated Assumptions

The fair value of the Series C Preferred Share of 51.com under EVA model for 2011 and 2012 was estimated using the following assumptions:

	December 31,	December 31,
	2011 (EVA model)	2012 (EVA model)

Risk-free interest rates	0.72%	0.14%
Expected volatility	50.92%	42.78%
Probabilities of different scenarios:
- IPO	25%	0%
- Liquidation	25%	100%
- Redemption	50%	0%